Equity-Accounted Investees - Access Biologicals LLC (Details) € in Thousands, $ in Millions		12 Months Ended
	Jan. 12, 2017 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Movement in the investments in equity-accounted investees
Balance at 1 January		€ 114,473	€ 226,905
Share of profit/(loss) of equity- accounted investee		60,166	(39,538)	€ (11,038)
Balance at 31 December		€ 1,869,020	€ 114,473	226,905
Access Biologicals
Equity Accounted Investees
Ownership interest (as a percent)	49.00%	49.00%	49.00%
Consideration | $	$ 51
Option to purchase remaining voting rights (as a percent)	51.00%
Option to purchase remaining voting rights, term (in years)	5 years
Movement in the investments in equity-accounted investees
Balance at 1 January		€ 49,922	€ 47,742
Share of profit/(loss) of equity- accounted investee		8,962	3,938
Share of other comprehensive income / translation differences		(4,160)	967
Collected dividends		(7,942)	(2,725)
Balance at 31 December		€ 46,782	€ 49,922	€ 47,742